UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22050

Exact name of registrant as specified in charter:	Delaware Enhanced Global Dividend and Income Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2018

Item 1. Schedule of Investments.

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund
February 28, 2018 (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock – 69.20%❖
Consumer Discretionary – 11.82%
Bayerische Motoren Werke	23,361	$2,454,421
Cie Generale des Etablissements Michelin	13,478	2,071,632
Ford Motor	92,000	976,120
Kering	5,695	2,672,489
Nitori Holdings	7,308	1,226,393
Publicis Groupe	13,009	978,395
Target	13,000	980,330
Techtronic Industries	449,000	2,817,043
Toyota Motor	55,405	3,733,362
Valeo	27,671	1,789,426
Whirlpool	3,400	552,262
Yue Yuen Industrial Holdings	857,000	3,668,524
		23,920,397
Consumer Staples – 6.54%
Archer-Daniels-Midland	14,400	597,888
British American Tobacco ADR	11,940	705,176
Carlsberg Class B	21,040	2,572,439
Coca-Cola Amatil	66,291	448,343
CVS Health	8,300	562,159
Imperial Brands	51,946	1,865,035
Japan Tobacco	76,500	2,170,850
Kimberly-Clark	9,800	1,087,016
Kraft Heinz	7,200	482,760
Matsumotokiyoshi Holdings	25,900	1,089,497
Mondelez International	14,100	618,990
Procter & Gamble	13,200	1,036,464
		13,236,617
Diversified REITs – 0.08%
Investors Real Estate Trust	10,260	47,709
Orix JREIT	40	61,071
Sun Hung Kai Properties	3,000	49,767
		158,547
Energy – 4.81%
Chevron	6,700	749,864
ConocoPhillips	11,000	597,410
Occidental Petroleum	19,900	1,305,440
Royal Dutch Shell ADR	17,500	1,123,150
Suncor Energy	52,500	1,728,180
TOTAL	41,424	2,356,146
TOTAL ADR	20,500	1,162,145
Williams	25,900	718,984
		9,741,319
Financials – 12.30%
Arthur J Gallagher & Co.	17,300	1,195,603
Ashford †	632	62,536
AXA	106,061	3,321,731
Bank Rakyat Indonesia Persero	9,080,200	2,496,502
BB&T	23,300	1,266,355
ING Groep	159,067	2,791,305
Mitsubishi UFJ Financial Group	597,428	4,208,071
Nordea Bank	225,522	2,559,165
Nordea Bank FDR	52,674	600,442
Standard Chartered †	253,052	2,805,593
UniCredit †	115,399	2,433,728
Wells Fargo & Co.	19,500	1,138,995
		24,880,026
Healthcare – 8.00%
Abbott Laboratories	10,500	633,465
AbbVie	8,900	1,030,887
Amgen	3,200	588,064
AstraZeneca ADR	32,900	1,091,951
Brookdale Senior Living †	182,748	1,193,344
Cardinal Health	12,600	872,046
Johnson & Johnson	5,500	714,340
Koninklijke Philips	79,004	3,010,915
Merck & Co.	20,900	1,133,198
Novartis	38,127	3,180,624
Pfizer	38,060	1,381,959
Sanofi	17,314	1,366,938
		16,197,731
Healthcare REITs – 0.06%
Assura	70,493	56,094
Healthcare Realty Trust	2,185	58,012
		114,106
Hotel REITs – 0.46%
Ashford Hospitality Prime	13,251	113,959
Ashford Hospitality Trust	55,000	303,050
Hospitality Properties Trust	10,500	267,120
MGM Growth Properties	9,300	244,125
		928,254
Industrial REIT – 0.11%
Prologis Property Mexico	116,800	220,766
		220,766
Industrials – 12.42%
Deutsche Post	75,565	3,447,370
East Japan Railway	30,061	2,820,083
ITOCHU	229,902	4,419,305

(continues)     NQ-DEX [2/18] 4/18 (462679) 1

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Number of	Value
	shares	(US $)
Common Stock❖ (continued)
Industrials (continued)
Leonardo	69,979	$749,099
Lockheed Martin	2,500	881,100
Meggitt	284,270	1,761,824
MINEBEA MITSUMI	106,700	2,413,347
Rexel	58,934	1,035,059
Teleperformance	16,587	2,362,085
United Technologies	4,800	646,752
Vinci	34,118	3,368,820
Waste Management	14,200	1,225,744
		25,130,588
Information Technology – 4.63%
CA	35,700	1,253,070
Canon ADR	15,300	583,236
Cisco Systems	26,600	1,191,148
Intel	26,600	1,311,114
International Business
Machines	5,100	794,733
Playtech	189,473	2,032,265
Samsung Electronics	1,013	2,201,319
		9,366,885
Mall REITs – 0.18%
GGP	4,680	99,076
Simon Property Group	1,761	270,331
		369,407
Materials – 1.51%
DowDuPont	16,100	1,131,830
Rio Tinto	36,011	1,930,361
		3,062,191
Multifamily REITs – 0.56%
Equity Residential	18,800	1,057,124
Gecina	450	78,807
		1,135,931
Office REITs – 0.65%
alstria office REIT	33,657	498,800
Champion REIT	125,000	88,759
Easterly Government
Properties	17,485	332,914
Intervest Offices &
Warehouses	2,500	69,083
Kenedix Office Investment	50	316,171
		1,305,727
Self-Storage REIT – 0.11%
National Storage Affiliates
Trust	8,800	215,864
		215,864
Shopping Center REITs – 0.26%
Charter Hall Retail REIT	71,117	205,263
Link REIT	33,000	280,533
Retail Properties of America	4,117	49,239
		535,035
Single Tenant REIT – 0.06%
STORE Capital	4,910	117,054
		117,054
Specialty REIT – 0.05%
Invitation Homes	4,833	105,118
		105,118
Telecommunication Services – 3.84%
AT&T	38,400	1,393,920
Century Communications =†	125,000	0
Mobile TeleSystems ADR	116,900	1,398,124
Nippon Telegraph &
Telephone	55,802	2,591,814
Tele2 Class B	87,050	1,029,587
Verizon Communications	28,400	1,355,816
		7,769,261
Utilities – 0.75%
Edison International	7,600	460,484
National Grid	41,028	415,221
National Grid ADR	12,375	638,426
		1,514,131
Total Common Stock
(cost $116,627,320)		140,024,955

Convertible Preferred Stock – 2.87%
A Schulman 6.00%
exercise price $52.33 ψ	940	976,660
AMG Capital Trust II
5.15% exercise price
$200.00, maturity date
10/15/37	14,324	899,904
Bank of America 7.25%
exercise price $50.00 ψ	728	931,498
El Paso Energy Capital Trust
I 4.75% exercise price
$50.00, maturity date
3/31/28	22,617	1,076,811
Wells Fargo & Co. 7.50%
exercise price
$156.71 ψ	695	886,125

2 NQ-DEX [2/18] 4/18 (462679)

(Unaudited)

	Number of	Value
	shares	(US $)
Convertible Preferred Stock (continued)
Welltower 6.50% exercise
price $57.42 ψ	19,015	$1,036,317
Total Convertible Preferred Stock (cost
$5,580,705)		5,807,315

Exchange-Traded Fund – 0.01%
iPATH S&P 500 VIX
Short-Term Futures ETN †	390	17,297
Total Exchange-Traded Fund
(cost $1,176,115)		17,297

Limited Partnerships – 1.00%
Brookfield Infrastructure
Partners	3,900	157,326
Merion Champion’s Walk =π†	983,011	933,860
Merion Countryside =π†	775,198	922,640
Total Limited Partnerships
(cost $1,702,249)		2,013,826

	Principal
	amount°
Agency Collateralized Mortgage Obligation – 0.02%
Fannie Mae REMICS
Series 2001-50 BA
7.00% 10/25/41	38,281	42,678
Total Agency Collateralized
Mortgage Obligation
(cost $39,125)		42,678

Agency Commercial Mortgage-Backed Securities – 0.01%
FREMF Mortgage Trust
Series 2011-K15 B 144A
4.948% 8/25/44 #●	10,000	10,487
Series 2012-K22 B 144A
3.686% 8/25/45 #●	10,000	10,083
Total Agency Commercial
Mortgage-Backed
Securities (cost $21,214)		20,570

Agency Mortgage-Backed Securities – 0.02%
Fannie Mae ARM
3.341% (LIBOR12M +
1.591%) 10/1/36 ●	2,740	2,856
3.44% (LIBOR12M +
1.69%) 11/1/35 ●	3,598	3,774
3.448% (LIBOR12M +
1.698%) 4/1/36 ●	11,849	12,471
3.536% (LIBOR12M +
1.786%) 10/1/36 ●	3,204	3,361
Fannie Mae S.F. 30 yr
5.00% 6/1/44	4,047	4,401
Freddie Mac ARM
3.287% (H15T1Y +
2.14%) 10/1/36 ●	5,708	5,981
Freddie Mac S.F. 30 yr
5.50% 4/1/40	859	943
GNMA II S.F. 30 yr
6.00% 2/20/40	2,710	2,986
Total Agency
Mortgage-Backed
Securities (cost $35,834)		36,773

Convertible Bonds – 13.73%
Basic Industry – 0.23%
Team 144A 5.00% exercise
price $21.70, maturity date
8/1/23 #	438,000	473,144
		473,144
Brokerage – 0.40%
GAIN Capital Holdings 144A
5.00% exercise price
$8.20, maturity date
8/15/22 #	709,000	818,895
		818,895
Capital Goods – 1.94%
Aerojet Rocketdyne Holdings
2.25% exercise price
$26.00, maturity date
12/15/23	193,000	239,667
Cemex 3.72% exercise price
$11.01, maturity date
3/15/20	726,000	750,449
Chart Industries 144A 1.00%
exercise price $58.73,
maturity date 11/15/24 #	583,000	658,763
Kaman 144A 3.25% exercise
price $65.26, maturity date
5/1/24 #	811,000	917,996
SolarCity 1.625% exercise
price $759.35, maturity
date 11/1/19	1,439,000	1,348,873
		3,915,748
Communications – 1.28%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
maturity date 5/1/18	384,000	392,534

(continues)     NQ-DEX [2/18] 4/18 (462679) 3

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Convertible Bonds (continued)
Communications (continued)
DISH Network
144A 2.375% exercise
price $82.22, maturity date
3/15/24 #	842,000	$760,841
3.375% exercise price
$65.18, maturity date
8/15/26	501,000	505,291
Liberty Interactive 144A
1.75% exercise price
$341.10, maturity date
9/30/46 #	639,000	739,027
Liberty Media 2.25% exercise
price $104.55, maturity
date 9/30/46	178,000	186,536
		2,584,229
Consumer Cyclical – 0.31%
Huron Consulting Group
1.25% exercise price
$79.89, maturity date
10/1/19	664,000	621,670
		621,670
Consumer Non-Cyclical – 2.83%
Brookdale Senior Living
2.75% exercise price
$29.33, maturity date
6/15/18	1,337,000	1,331,986
Insulet 144A 1.375% exercise
price $93.18, maturity date
11/15/24 #	306,000	321,794
Medicines 2.75% exercise
price $48.97, maturity date
7/15/23	1,013,000	950,967
Neurocrine Biosciences 144A
2.25% exercise price
$75.92, maturity date
5/15/24 #	515,000	684,119
Pacira Pharmaceuticals 144A
2.375% exercise price
$66.89, maturity date
4/1/22 #	699,000	643,900
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, maturity date
12/15/18	173,000	361,570
Vector Group
1.75% exercise price
$22.35, maturity date
4/15/20 ●	1,007,000	1,102,219
2.50% exercise price
$14.50, maturity date
1/15/19 ●	237,000	332,555
		5,729,110
Energy – 1.02%
Cheniere Energy 4.25%
exercise price $138.38,
maturity date 3/15/45	513,000	397,599
Helix Energy Solutions Group
4.25% exercise price
$13.89, maturity date
5/1/22	944,000	891,711
PDC Energy 1.125% exercise
price $85.39, maturity date
9/15/21	762,000	771,254
		2,060,564
Financials – 1.34%
Ares Capital 3.75% exercise
price $19.39, maturity date
2/1/22	884,000	897,096
Blackhawk Network Holdings
1.50% exercise price
$49.83, maturity date
1/15/22	886,000	983,681
New Mountain Finance
5.00% exercise price
$15.80, maturity date
6/15/19	814,000	833,630
		2,714,407
Real Estate Investment Trusts – 1.97%
Blackstone Mortgage Trust
4.375% exercise price
$35.67, maturity date
5/5/22	921,000	907,348
5.25% exercise price
$27.67, maturity date
12/1/18	758,000	849,525
Spirit Realty Capital 3.75%
exercise price $12.93,
maturity date 5/15/21	977,000	996,372
VEREIT 3.75% exercise price
$14.99, maturity date
12/15/20	1,219,000	1,232,013
		3,985,258
Technology – 2.41%
Ciena 3.75% exercise price
$20.17, maturity date
10/15/18	469,000	573,273

4 NQ-DEX [2/18] 4/18 (462679)

(Unaudited)

	Principal	Value
	amount°	(US $)
Convertible Bonds (continued)
Technology (continued)
Electronics For Imaging
0.75% exercise price
$52.72, maturity date
9/1/19	560,000	$544,216
Knowles 3.25% exercise price
$18.43, maturity date
11/1/21	649,000	711,564
NXP Semiconductors 1.00%
exercise price $102.84,
maturity date 12/1/19	221,000	285,505
PROS Holdings 2.00%
exercise price $33.79,
maturity date 12/1/19	862,000	960,640
Synaptics 144A 0.50%
exercise price $73.02,
maturity date 6/15/22 #	769,000	740,700
Verint Systems 1.50%
exercise price $64.46,
maturity date 6/1/21	1,101,000	1,065,733
		4,881,631
Total Convertible Bonds
(cost $26,674,424)		27,784,656

Corporate Bonds – 43.88%
Banking – 2.37%
Ally Financial 5.75%
11/20/25	702,000	734,467
Banco do Brasil 144A
4.625% 1/15/25 #	500,000	488,625
Bank of America
144A 3.419%
12/20/28 #µ	5,000	4,793
4.183% 11/25/27	5,000	5,008
5.625% 7/1/20	5,000	5,303
Bank of Montreal 3.803%
12/15/32 µ	5,000	4,776
Bank of New York Mellon
2.95% 1/29/23	10,000	9,860
3.30% 8/23/29	5,000	4,764
4.625% µψ	5,000	4,984
BB&T 2.85% 10/26/24	5,000	4,840
Citizens Financial Group
4.30% 12/3/25	5,000	5,094
Credit Suisse Group 144A
6.25% #µψ	485,000	511,299
Fifth Third Bancorp 2.875%
7/27/20	5,000	4,993
Goldman Sachs Group 6.00%
6/15/20	5,000	5,331
Huntington Bancshares
2.30% 1/14/22	5,000	4,818
JPMorgan Chase & Co.
3.897% 1/23/49 µ	10,000	9,440
Lloyds Banking Group 7.50% µψ	775,000	851,531
Morgan Stanley
3.772% 1/24/29 µ	15,000	14,695
5.00% 11/24/25	5,000	5,332
PNC Financial Services Group
5.00% µψ	5,000	5,087
Popular 7.00% 7/1/19	605,000	626,175
Royal Bank of Scotland Group
8.625% µψ	655,000	725,413
State Street
3.10% 5/15/23	5,000	4,934
3.30% 12/16/24	5,000	4,978
SunTrust Banks
2.45% 8/1/22	5,000	4,839
2.70% 1/27/22	5,000	4,900
Toronto-Dominion Bank
2.50% 12/14/20	5,000	4,955
UBS Group 6.875% µψ	600,000	650,647
US Bancorp 3.10% 4/27/26	5,000	4,783
USB Capital IX 3.50%
(LIBOR03M + 1.02%) ψ●	80,000	70,500
		4,787,164
Basic Industry – 7.25%
Barrick North America Finance
5.75% 5/1/43	5,000	5,967
Beacon Escrow 144A 4.875%
11/1/25 #	805,000	789,141
BMC East 144A 5.50%
10/1/24 #	282,000	286,935
Boise Cascade 144A 5.625%
9/1/24 #	905,000	936,675
Builders FirstSource 144A
5.625% 9/1/24 #	405,000	413,606
Chemours 5.375% 5/15/27	456,000	458,280
CSN Resources 144A 7.625%
2/13/23 #	500,000	492,500
Dow Chemical 8.55%
5/15/19	34,000	36,331
FMG Resources August 2006
144A 4.75% 5/15/22 #	240,000	240,720
144A 5.125% 5/15/24 #	424,000	424,399
Freeport-McMoRan
4.55% 11/14/24	345,000	338,963
6.875% 2/15/23	766,000	829,195

(continues)     NQ-DEX [2/18] 4/18 (462679) 5

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Basic Industry (continued)
Georgia-Pacific 8.00%
1/15/24	10,000	$12,439
Hudbay Minerals
144A 7.25% 1/15/23 #	50,000	53,375
144A 7.625% 1/15/25 #	395,000	431,537
Jeld-Wen
144A 4.625% 12/15/25 #	80,000	78,400
144A 4.875% 12/15/27 #	500,000	486,250
Joseph T Ryerson & Son 144A
11.00% 5/15/22 #	182,000	203,085
Koppers 144A 6.00%
2/15/25 #	484,000	502,150
Kraton Polymers 144A 7.00%
4/15/25 #	362,000	375,575
Lennar
4.50% 4/30/24	430,000	427,850
4.75% 5/30/25	215,000	214,731
New Gold 144A 6.25%
11/15/22 #	162,000	166,860
Nexa Resources 144A
5.375% 5/4/27 #	500,000	517,250
NOVA Chemicals
144A 5.00% 5/1/25 #	285,000	283,575
144A 5.25% 6/1/27 #	380,000	372,400
Novelis 144A 6.25%
8/15/24 #	750,000	768,750
Olin
5.00% 2/1/30	380,000	367,175
5.125% 9/15/27	478,000	471,726
PQ 144A 6.75% 11/15/22 #	280,000	296,450
PulteGroup 5.00% 1/15/27	215,000	214,463
Standard Industries 144A
5.00% 2/15/27 #	855,000	849,656
Steel Dynamics 5.00%
12/15/26	460,000	470,350
Summit Materials 8.50%
4/15/22	130,000	142,735
US Concrete 6.375% 6/1/24	600,000	640,500
WestRock 144A 3.375%
9/15/27 #	5,000	4,787
WR Grace & Co.-Conn 144A
5.625% 10/1/24 #	210,000	221,287
Zekelman Industries 144A
9.875% 6/15/23 #	770,000	848,925
		14,674,993
Brokerage – 0.22%
E*TRADE Financial
5.30% µψ	5,000	4,950
5.875% µψ	400,000	415,000
Jefferies Group
4.15% 1/23/30	10,000	9,514
6.45% 6/8/27	5,000	5,651
6.50% 1/20/43	5,000	5,652
		440,767
Capital Goods – 1.91%
Allegion US Holding 3.55%
10/1/27	4,000	3,848
Ardagh Packaging Finance
144A 6.00% 2/15/25 #	360,000	369,900
Berry Global 144A 4.50%
2/15/26 #	655,000	638,625
BWAY Holding
144A 5.50% 4/15/24 #	699,000	716,475
144A 7.25% 4/15/25 #	350,000	362,250
CCL Industries 144A 3.25%
10/1/26 #	5,000	4,656
Crane 4.45% 12/15/23	10,000	10,261
Crown Americas 144A 4.75%
2/1/26 #	659,000	650,763
Eaton 3.103% 9/15/27	5,000	4,762
Flex Acquisition 144A
6.875% 1/15/25 #	420,000	426,037
General Electric
2.10% 12/11/19	35,000	34,551
5.55% 5/4/20	5,000	5,268
6.00% 8/7/19	10,000	10,454
Leggett & Platt 3.50%
11/15/27	5,000	4,820
Lennox International 3.00%
11/15/23	5,000	4,881
Martin Marietta Materials
4.25% 12/15/47	5,000	4,662
Northrop Grumman 3.25%
1/15/28	5,000	4,798
StandardAero Aviation
Holdings 144A 10.00%
7/15/23 #	210,000	228,900
TransDigm 6.375% 6/15/26	368,000	377,200
Waste Management 3.15%
11/15/27	5,000	4,780
		3,867,891
Consumer Cyclical – 3.48%
AMC Entertainment Holdings
6.125% 5/15/27	456,000	444,600
American Tire Distributors
144A 10.25% 3/1/22 #	264,000	276,242
Boyd Gaming 6.375%
4/1/26	1,013,000	1,067,449

6 NQ-DEX [2/18] 4/18 (462679)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors Financial
5.25% 3/1/26	5,000	$5,304
GLP Capital / GLP Financing
5.375% 4/15/26	345,000	357,506
Goodyear Tire & Rubber
4.875% 3/15/27	635,000	627,063
Hilton Worldwide Finance
4.875% 4/1/27	870,000	872,175
Hyundai Capital America
144A 2.55% 2/6/19 #	10,000	9,971
KFC Holding / Pizza Hut
Holdings / Taco Bell of
America 144A 5.25%
6/1/26 #	740,000	751,100
MGM Resorts International
4.625% 9/1/26	483,000	474,543
Penn National Gaming 144A
5.625% 1/15/27 #	483,000	480,585
Penske Automotive Group
5.50% 5/15/26	861,000	861,000
Royal Caribbean Cruises
3.70% 3/15/28	5,000	4,788
Scientific Games International
10.00% 12/1/22	743,000	808,570
Starbucks 2.70% 6/15/22	5,000	4,956
Toyota Motor Credit 2.80%
7/13/22	5,000	4,953
		7,050,805
Consumer Non-Cyclical – 1.76%
Abbott Laboratories 2.80%
9/15/20	5,000	4,988
Anheuser-Busch InBev
Finance
3.30% 2/1/23	5,000	4,984
3.65% 2/1/26	5,000	4,963
4.90% 2/1/46	5,000	5,352
BAT Capital 144A 3.557%
8/15/27 #	5,000	4,789
Biogen 5.20% 9/15/45	5,000	5,469
Celgene 3.90% 2/20/28	5,000	4,924
Cott Holdings 144A 5.50%
4/1/25 #	728,000	726,981
Covidien International
Finance 4.20% 6/15/20	20,000	20,608
ESAL 144A 6.25% 2/5/23 #	650,000	620,951
JBS USA
144A 5.75% 6/15/25 #	477,000	457,920
144A 6.75% 2/15/28 #	350,000	347,743
Pfizer 3.00% 12/15/26	5,000	4,842
Post Holdings
144A 5.00% 8/15/26 #	244,000	232,410
144A 5.625% 1/15/28 #	400,000	390,000
144A 5.75% 3/1/27 #	238,000	235,620
Shire Acquisitions Investments
Ireland
2.40% 9/23/21	5,000	4,833
2.875% 9/23/23	5,000	4,787
Tempur Sealy International
5.50% 6/15/26	436,000	429,460
Thermo Fisher Scientific
3.00% 4/15/23	10,000	9,822
Zimmer Biomet Holdings
4.625% 11/30/19	30,000	30,933
		3,552,379
Electric – 0.35%
Ameren 3.65% 2/15/26	5,000	4,967
Ameren Illinois 9.75%
11/15/18	45,000	47,201
American Transmission
Systems 144A 5.25%
1/15/22 #	15,000	16,078
Cleveland Electric Illuminating
5.50% 8/15/24	5,000	5,541
CMS Energy 6.25% 2/1/20	5,000	5,319
Commonwealth Edison
5.80% 3/15/18	5,000	5,007
DTE Energy 3.30% 6/15/22	5,000	4,987
Duke Energy 3.15% 8/15/27	5,000	4,743
Entergy Louisiana 4.05%
9/1/23	10,000	10,444
Fortis 3.055% 10/4/26	5,000	4,656
Great Plains Energy 4.85%
6/1/21	5,000	5,219
Israel Electric 144A 4.25%
8/14/28 #	500,000	493,130
ITC Holdings 144A 3.35%
11/15/27 #	5,000	4,829
Kansas City Power & Light
3.65% 8/15/25	5,000	5,006
LG&E & KU Energy 4.375%
10/1/21	20,000	20,760
National Rural Utilities
Cooperative Finance
2.85% 1/27/25	5,000	4,833
4.75% 4/30/43 µ	5,000	5,183
New York State Electric & Gas
144A 3.25% 12/1/26 #	5,000	4,883

(continues)     NQ-DEX [2/18] 4/18 (462679) 7

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Electric (continued)
NextEra Energy Capital
Holdings 3.55% 5/1/27	5,000	$4,900
NV Energy 6.25% 11/15/20	5,000	5,429
PPL Electric Utilities 3.00%
9/15/21	10,000	10,038
Public Service Co. of New
Hampshire 3.50%
11/1/23	5,000	5,084
Public Service Co. of
Oklahoma 5.15%
12/1/19	15,000	15,580
South Carolina Electric & Gas
4.10% 6/15/46	5,000	4,782
		698,599
Energy – 8.30%
Abu Dhabi Crude Oil Pipeline
144A 3.65% 11/2/29 #	750,000	716,297
Alta Mesa Holdings 7.875%
12/15/24	462,000	494,340
AmeriGas Partners 5.875%
8/20/26	666,000	670,995
Anadarko Petroleum 6.60%
3/15/46	5,000	6,256
Andeavor Logistics 5.25%
1/15/25	454,000	466,508
Antero Resources 5.625%
6/1/23	283,000	291,490
Cheniere Corpus Christi
Holdings
5.125% 6/30/27	92,000	93,380
5.875% 3/31/25	222,000	235,597
7.00% 6/30/24	205,000	230,164
Chesapeake Energy
144A 8.00% 12/15/22 #	106,000	113,155
144A 8.00% 1/15/25 #	150,000	148,500
Crestwood Midstream
Partners 5.75% 4/1/25	466,000	473,573
Diamondback Energy 4.75%
11/1/24	435,000	430,650
Ecopetrol 5.875% 5/28/45	500,000	503,125
Enbridge
3.70% 7/15/27	5,000	4,839
6.00% 1/15/77 µ	5,000	5,075
Energy Transfer Equity 5.50%
6/1/27	260,000	269,750
Energy Transfer Partners
6.125% 12/15/45	5,000	5,352
6.625% µψ	5,000	4,816
9.70% 3/15/19	7,000	7,494
Gazprom OAO Via Gaz
Capital 144A 4.95%
3/23/27 #	500,000	511,973
Genesis Energy 6.75%
8/1/22	726,000	751,229
Gulfport Energy
144A 6.375% 1/15/26 #	235,000	232,215
6.625% 5/1/23	495,000	511,087
Hilcorp Energy I
144A 5.00% 12/1/24 #	229,000	231,290
144A 5.75% 10/1/25 #	239,000	244,377
Holly Energy Partners 144A
6.00% 8/1/24 #	225,000	232,313
Laredo Petroleum 6.25%
3/15/23	501,000	508,515
MPLX 4.875% 12/1/24	10,000	10,535
Murphy Oil 6.875% 8/15/24	1,030,000	1,085,496
Murphy Oil USA 5.625%
5/1/27	886,000	907,043
Newfield Exploration 5.375%
1/1/26	662,000	686,825
Noble Energy 3.85%
1/15/28	5,000	4,900
NuStar Logistics 5.625%
4/28/27	402,000	398,985
Oasis Petroleum 6.875%
3/15/22	381,000	391,239
ONEOK 7.50% 9/1/23	5,000	5,849
Petrobras Global Finance
7.25% 3/17/44	400,000	407,000
Petroleos Mexicanos 6.75%
9/21/47	160,000	163,104
QEP Resources 5.625%
3/1/26	650,000	641,875
Raizen Fuels Finance 144A
5.30% 1/20/27 #	500,000	514,375
Sabine Pass Liquefaction
5.625% 3/1/25	15,000	16,159
Sempra Energy 3.80%
2/1/38	5,000	4,753
Southwestern Energy
4.10% 3/15/22	239,000	225,257
6.70% 1/23/25	623,000	613,655
Targa Resources Partners
5.375% 2/1/27	658,000	660,467
Tecpetrol 144A 4.875%
12/12/22 #	500,000	489,000
Transocean 144A 9.00%
7/15/23 #	422,000	456,287

8 NQ-DEX [2/18] 4/18 (462679)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Energy (continued)
Transocean Proteus 144A
6.25% 12/1/24 #	194,400	$200,728
WildHorse Resource
Development 6.875%
2/1/25	484,000	497,310
Woodside Finance 144A
8.75% 3/1/19 #	15,000	15,871
		16,791,068
Financials – 0.22%
AerCap Global Aviation Trust
144A 6.50% 6/15/45 #µ	400,000	436,000
Air Lease 3.00% 9/15/23	5,000	4,870
Aviation Capital Group 144A
4.875% 10/1/25 #	5,000	5,236
		446,106
Healthcare – 2.95%
Air Medical Group Holdings
144A 6.375% 5/15/23 #	676,000	645,580
DaVita 5.00% 5/1/25	406,000	398,895
Encompass Health
5.75% 11/1/24	670,000	681,725
5.75% 9/15/25	251,000	256,647
HCA
5.375% 2/1/25	1,026,000	1,045,566
5.875% 2/15/26	136,000	141,100
7.58% 9/15/25	194,000	218,250
Hill-Rom Holdings
144A 5.00% 2/15/25 #	348,000	348,870
144A 5.75% 9/1/23 #	243,000	253,327
Hologic 144A 4.625%
2/1/28 #	370,000	357,975
inVentiv Group Holdings
144A 7.50% 10/1/24 #	152,000	163,400
MPH Acquisition Holdings
144A 7.125% 6/1/24 #	402,000	424,110
Service Corp International
4.625% 12/15/27	360,000	352,800
Tenet Healthcare
144A 5.125% 5/1/25 #	395,000	384,631
8.125% 4/1/22	279,000	294,694
		5,967,570
Insurance – 0.71%
AXIS Specialty Finance 4.00%
12/6/27	5,000	4,884
Berkshire Hathaway Finance
2.90% 10/15/20	35,000	35,202
Chubb INA Holdings 3.35%
5/3/26	5,000	4,945
HUB International 144A
7.875% 10/1/21 #	504,000	520,380
Liberty Mutual Group 144A
4.95% 5/1/22 #	5,000	5,292
MetLife 6.40% 12/15/36	100,000	113,000
Nuveen Finance
144A 2.95% 11/1/19 #	5,000	5,004
144A 4.125% 11/1/24 #	10,000	10,314
Progressive 2.45% 1/15/27	5,000	4,620
Prudential Financial 5.375%
5/15/45 µ	5,000	5,213
USIS Merger Sub 144A
6.875% 5/1/25 #	727,000	737,905
		1,446,759
Media – 4.23%
AMC Networks 4.75%
8/1/25	440,000	427,350
CCO Holdings
144A 5.125% 5/1/27 #	250,000	240,937
144A 5.50% 5/1/26 #	29,000	29,073
144A 5.75% 2/15/26 #	342,000	347,557
144A 5.875% 5/1/27 #	516,000	525,675
Cequel Communications
Holdings I 144A 7.75%
7/15/25 #	325,000	347,750
Gray Television 144A 5.875%
7/15/26 #	667,000	662,831
Lamar Media 5.75% 2/1/26	399,000	414,461
Nexstar Broadcasting 144A
5.625% 8/1/24 #	844,000	850,330
Nielsen Co. Luxembourg
144A 5.00% 2/1/25 #	855,000	855,804
SFR Group 144A 7.375%
5/1/26 #	430,000	416,691
Sinclair Television Group
144A 5.125% 2/15/27 #	483,000	466,699
Sirius XM Radio
144A 5.00% 8/1/27 #	875,000	855,050
144A 5.375% 4/15/25 #	419,000	426,856
Tribune Media 5.875%
7/15/22	412,000	422,300
UPC Holding 144A 5.50%
1/15/28 #	440,000	414,700
Virgin Media Secured Finance
144A 5.25% 1/15/26 #	410,000	403,337
VTR Finance 144A 6.875%
1/15/24 #	430,000	449,350
		8,556,751

(continues)     NQ-DEX [2/18] 4/18 (462679) 9

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Real Estate Investment Trusts – 1.27%
American Tower Trust I 144A
3.07% 3/15/23 #	20,000	$19,825
Corporate Office Properties
3.60% 5/15/23	5,000	4,939
5.25% 2/15/24	10,000	10,529
CubeSmart 3.125% 9/1/26	5,000	4,629
Education Realty Operating
Partnership 4.60%
12/1/24	5,000	5,079
ESH Hospitality 144A 5.25%
5/1/25 #	716,000	716,000
GEO Group
5.125% 4/1/23	165,000	165,000
5.875% 1/15/22	700,000	721,875
6.00% 4/15/26	309,000	309,479
Hospitality Properties Trust
4.50% 3/15/25	5,000	5,076
Host Hotels & Resorts 4.50%
2/1/26	5,000	5,085
Iron Mountain 144A 4.875%
9/15/27 #	135,000	127,913
Iron Mountain US Holdings
144A 5.375% 6/1/26 #	462,000	457,380
LifeStorage 3.50% 7/1/26	5,000	4,771
Regency Centers 3.60%
2/1/27	5,000	4,818
WP Carey 4.60% 4/1/24	5,000	5,181
		2,567,579
Services – 2.65%
Advanced Disposal Services
144A 5.625% 11/15/24 #	471,000	481,597
Aramark Services 144A
5.00% 2/1/28 #	145,000	144,819
Ashtead Capital 144A
4.375% 8/15/27 #	750,000	725,625
Avis Budget Car Rental 144A
6.375% 4/1/24 #	266,000	273,315
Covanta Holding 5.875%
7/1/25	467,000	465,833
Herc Rentals 144A 7.75%
6/1/24 #	432,000	472,910
KAR Auction Services 144A
5.125% 6/1/25 #	237,000	239,370
Prime Security Services
Borrower 144A 9.25%
5/15/23 #	1,191,000	1,299,679
United Rentals North America
5.50% 5/15/27	1,237,000	1,269,162
		5,372,310
Technology – 1.84%
Apple 2.75% 1/13/25	5,000	4,807
Broadcom 3.50% 1/15/28	5,000	4,626
CDK Global 5.00%
10/15/24	409,000	415,135
CDW Finance 5.00% 9/1/25	239,000	242,286
CommScope Technologies
144A 5.00% 3/15/27 #	430,000	420,325
144A 6.00% 6/15/25 #	240,000	249,072
Dell International 144A
6.02% 6/15/26 #	5,000	5,358
First Data 144A 7.00%
12/1/23 #	815,000	858,806
Infor US 6.50% 5/15/22	403,000	414,083
Oracle 3.25% 11/15/27	5,000	4,856
Sensata Technologies UK
Financing 144A 6.25%
2/15/26 #	350,000	372,750
Solera 144A 10.50%
3/1/24 #	282,000	318,040
Symantec 144A 5.00%
4/15/25 #	215,000	219,860
Vantiv 144A 4.375%
11/15/25 #	200,000	194,500
		3,724,504
Telecommunications – 2.85%
AT&T
3.40% 8/14/24	5,000	4,972
5.25% 3/1/37	5,000	5,198
CenturyLink 6.75% 12/1/23	370,000	366,300
Cincinnati Bell 144A 7.00%
7/15/24 #	268,000	255,002
Crown Castle Towers 144A
4.883% 8/15/20 #	30,000	31,048
CyrusOne 5.375% 3/15/27	422,000	424,110
Digicel Group 144A 7.125%
4/1/22 #	850,000	738,437
Discovery Communications
5.20% 9/20/47	5,000	4,981
Historic TW 6.875% 6/15/18	25,000	25,301
Level 3 Financing 5.375%
5/1/25	397,000	395,015
Myriad International Holdings
144A 4.85% 7/6/27 #	635,000	646,118
Sprint 7.125% 6/15/24	788,000	777,657
Sprint Communications
7.00% 8/15/20	302,000	316,723
Telecom Italia 144A 5.303%
5/30/24 #	200,000	208,000

10 NQ-DEX [2/18] 4/18 (462679)

(Unaudited)

	Principal	Value
	amount°	(US $)
Corporate Bonds (continued)
Telecommunications (continued)
Time Warner Cable 7.30%
7/1/38	5,000	$6,013
Time Warner Entertainment
8.375% 3/15/23	10,000	11,966
T-Mobile USA
6.375% 3/1/25	169,000	178,717
6.50% 1/15/26	495,000	532,125
Verizon Communications
4.50% 8/10/33	10,000	10,069
Zayo Group
144A 5.75% 1/15/27 #	165,000	166,237
6.375% 5/15/25	633,000	664,650
		5,768,639
Transportation – 0.24%
Air Canada 2015-1 Class A
Pass Through Trust 144A
3.60% 3/15/27 #◆	4,560	4,583
American Airlines 2015-1
Class A Pass Through Trust
3.375% 5/1/27 ◆	4,393	4,326
FedEx 4.05% 2/15/48	15,000	14,194
Penske Truck Leasing
144A 2.70% 3/14/23 #	5,000	4,823
144A 3.30% 4/1/21 #	5,000	5,020
144A 4.20% 4/1/27 #	5,000	5,052
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 ◆	4,302	4,392
United Airlines 2014-2
Class A Pass Through Trust
3.75% 9/3/26 ◆	4,426	4,455
United Parcel Service 5.125%
4/1/19	10,000	10,273
XPO Logistics 144A 6.125%
9/1/23 #	415,000	432,119
		489,237
Utilities – 1.28%
AES
5.50% 4/15/25	345,000	355,350
6.00% 5/15/26	57,000	60,135
Calpine
144A 5.25% 6/1/26 #	625,000	608,594
5.50% 2/1/24	205,000	192,700
5.75% 1/15/25	250,000	235,000
Dynegy 144A 8.00%
1/15/25 #	416,000	453,960
Emera 6.75% 6/15/76 µ	395,000	440,425
Enel 144A 8.75%
9/24/73 #µ	200,000	241,350
		2,587,514
Total Corporate Bonds
(cost $88,478,776)		88,790,635

Non-Agency Asset-Backed Security – 0.05%
Citicorp Residential Mortgage
Trust
Series 2006-3 A5
5.418% 11/25/36 ϕ	100,000	103,625
Total Non-Agency
Asset-Backed Security
(cost $87,000)		103,625

Non-Agency Collateralized Mortgage Obligation – 0.00%
Citicorp Mortgage Securities
Trust
Series 2007-1 2A1 5.50%
1/25/22	2,666	2,676
Total Non-Agency
Collateralized Mortgage
Obligation (cost $2,610)		2,676

Regional Bond – 0.25%Δ
Argentina – 0.25%
Provincia de Cordoba 144A
7.125% 8/1/27 #	500,000	501,025
Total Regional Bond
(cost $492,500)		501,025

Sovereign Bonds – 3.77%Δ
Argentina – 0.45%
Argentine Republic
Government International
Bond 6.875% 1/11/48	1,000,000	917,375
		917,375
Indonesia – 1.64%
Indonesia Government
International Bonds
144A 5.125% 1/15/45 #	1,000,000	1,036,505
144A 6.75% 1/15/44 #	1,800,000	2,282,405
		3,318,910

(continues)     NQ-DEX [2/18] 4/18 (462679) 11

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

	Principal	Value
	amount°	(US $)
Sovereign BondsΔ (continued)
Mexico – 1.47%
Mexico Government
International Bonds
4.15% 3/28/27	1,613,000	$1,612,597
4.35% 1/15/47	1,500,000	1,362,750
		2,975,347
Russia – 0.21%
Russian Foreign Bond -
Eurobond 144A
5.25% 6/23/47 #	400,000	416,644
		416,644
Total Sovereign Bonds
(cost $7,696,399)		7,628,276

US Treasury Obligations – 0.81%
US Treasury Bonds
2.75% 8/15/47	15,000	13,899
2.75% 11/15/47	20,000	18,534
3.00% 5/15/47	115,000	112,114
3.00% 2/15/48	15,000	14,633
US Treasury Notes
1.125% 7/31/21	185,000	176,711
1.375% 1/31/21	60,000	58,235
1.50% 8/15/26	1,045,000	937,929
1.75% 5/31/22	15,000	14,490
1.875% 7/31/22	65,000	62,998
1.875% 9/30/22	35,000	33,866
2.00% 12/31/21	5,000	4,899
2.00% 10/31/22	20,000	19,442
2.25% 2/15/27	10,000	9,502
2.25% 8/15/27	110,000	104,229
2.25% 11/15/27	70,000	66,246
Total US Treasury
Obligations
(cost $1,759,063)		1,647,727

Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income
Auction Pass Through Trust
Series 2007-C 144A
0.236% 1/15/87 #◆=†	500,000	0
Total Leveraged
Non-Recourse Security
(cost $425,000)		0

	Number of shares
Preferred Stock – 0.53%
Bank of America 6.50%µψ	470,000	515,919
Colony NorthStar 8.50%ψ	3,580	90,753
Freddie Mac 6.02%ψ	40,000	228,000
General Electric 5.00%µψ	10,000	9,901
GMAC Capital Trust I 7.624%
(LIBOR03M + 5.785%)
2/15/40 ●	6,000	154,800
Integrys Holding
6.00% 8/1/73 µ	300	8,025
Washington Prime Group
6.875% 12/31/49 ψ	2,511	53,735
Total Preferred Stock
(cost $1,867,809)		1,061,133

Rights – 0.02%
Safeway CVR =†	23,200	30,759
Safeway CVR =†	23,200	0
Total Rights (cost $0)		30,759

Warrant – 0.00%
Wheeler Real Estate
Investment Trust strike
price $44, expiration date
4/29/19 †	12,540	261
Total Warrant (cost $104)		261

	Principal
	amount°
Short-Term Investments – 3.21%
Repurchase Agreements – 2.44%
Bank of America Merrill Lynch
1.31%, dated 2/28/18, to
be repurchased on 3/1/18,
repurchase price $811,689
(collateralized by US
government obligations
1.125%–1.25%
10/31/18–2/28/20; market
value $827,892)	811,659	811,659
Bank of Montreal
1.25%, dated 2/28/18, to
be repurchased on 3/1/18,
repurchase price
$1,623,375 (collateralized
by US government
obligations
0.00%–3.625%
5/31/18–11/15/46; market
value $1,655,785)	1,623,319	1,623,319

12 NQ-DEX [2/18] 4/18 (462679)

(Unaudited)

	Principal	Value
	amount°	(US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
1.33%, dated 2/28/18, to
be repurchased on 3/1/18,
repurchase price
$2,502,357 (collateralized
by US government
obligations
0.00%–3.375%
10/15/19–2/15/46; market
value $2,552,310)	2,502,264	$2,502,264
		4,937,242
US Treasury Obligations – 0.77%≠
US Treasury Bills
1.205% 3/8/18	1,092,053	1,091,807
1.265% 3/1/18	472,673	472,673
		1,564,480

Total Short-Term
Investments
(cost $6,501,713)		6,501,722

Total Value of
Securities – 139.38%
(cost $259,167,960)		282,015,909

Borrowing Under Line of
Credit – (40.53%)		(82,000,000)
Receivables and Other
Assets Net of
Liabilities – 1.15%		2,326,675
Net Assets Applicable to
15,829,048 Shares
Outstanding – 100.00%		$202,342,584
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2018, the aggregate value of Rule 144A securities was $57,610,703, which represents 28.47% of the Fund’s net assets.

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

❖	Securities have been classified by type of business.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Feb. 28, 2018. Rate will reset at a future date.
π

Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At Feb. 28, 2018, the aggregate value of restricted securities was $1,856,500, which represented 0.92% of the Fund’s net assets. See table below for additional details.

ψ	No contractual maturity date.
†	Non-income producing security.
●

Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at Feb. 28, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Feb. 28, 2018.

Restricted Securities

Investments	Date of Acquisition	Cost	Value
Merion Champion’s Walk	8/4/17	$983,011	$933,860
Merion Countryside	5/11/16	573,948	825,371
Merion Countryside	4/7/17	51,527	66,922
Merion Countryside	2/13/18	25,498	30,347
Total		$1,633,984	$1,856,500

(continues)     NQ-DEX [2/18] 4/18 (462679) 13

Schedule of investments

Delaware Enhanced Global Dividend and Income Fund (Unaudited)

The following foreign currency exchange contracts were outstanding at Feb. 28, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation
BNYM	JPY	19,322,477	USD	(180,956)	3/1/18	$153
BNYM	JPY	25,609,727	USD	(239,041)	3/2/18	1,011
Total Foreign Currency Exchange Contracts						$1,164

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
BNYM – Bank of New York Mellon
CVR – Contingent Value Rights
ETN – Exchange-Traded Note
FDR – Finnish Depositary Receipt
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Yr
ICE – Intercontinental Exchange
JPY – Japanese Yen
JREIT – Japanese Real Estate Investment Trust
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR12M – ICE LIBOR USD 12 Month
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
USD – US Dollar
yr – Year

See accompanying notes.

14 NQ-DEX [2/18] 4/18 (462679)

Notes

Delaware Enhanced Global Dividend and Income Fund
February 28, 2018 (Unaudited)

1. Significant Accounting Policies
The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Enhanced Global Dividend and Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2017.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, and fair valued securities)

(continues)     NQ-DEX [2/18] 4/18 (462679) 15

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset- &
Mortgage-Backed Securities	$—	$206,322	$—	$206,322
Corporate Debt	—	116,575,291	—	116,575,291
Foreign Debt	—	8,129,301	—	8,129,301
Common Stock
Consumer Discretionary	8,994,279	14,926,118	—	23,920,397
Consumer Staples	5,090,453	8,146,164	—	13,236,617
Diversified REITs	108,780	49,767	—	158,547
Energy	7,385,173	2,356,146	—	9,741,319
Financials	6,159,991	18,720,035	—	24,880,026
Healthcare	8,639,254	7,558,477	—	16,197,731
Healthcare REITs	114,106	—	—	114,106
Hotel REITs	928,254	—	—	928,254
Industrial REIT	220,766	—	—	220,766
Industrials	2,753,596	22,376,992	—	25,130,588
Information Technology	5,133,301	4,233,584	—	9,366,885
Mall REITs	369,407	—	—	369,407
Materials	1,131,830	1,930,361	—	3,062,191
Multifamily REITs	1,135,931	—	—	1,135,931
Office REITs	401,997	903,730	—	1,305,727
Self-Storage REIT	215,864	—	—	215,864
Shopping Center REITs	49,239	485,796	—	535,035
Single Tenant REIT	117,054	—	—	117,054
Specialty REIT	105,118	—	—	105,118
Telecommunication Services	4,147,860	3,621,401	—	7,769,261
Utilities	1,098,910	415,221	—	1,514,131
Convertible Preferred Stock[1]	3,930,751	1,876,564	—	5,807,315
Exchange-Traded Fund	17,297	—	—	17,297
Limited Partnerships[1]	157,326	—	1,856,500	2,013,826
Preferred Stock[1]	299,288	761,845	—	1,061,133
Rights	—	—	30,759	30,759
US Treasury Obligations	—	1,647,727	—	1,647,727
Warrant	261	—	—	261
Short-Term Investments	—	6,501,722	—	6,501,722
Total Value of Securities	$58,706,086	$221,422,564	$1,887,259	$282,015,909

16 NQ-DEX [2/18] 4/18 (462679)

(Unaudited)

Securities	Level 1	Level 2	Level 3	Total
Derivatives:*
Assets:
Foreign Currency Exchange
Contracts	$—	$1,164	$—	$1,164

*Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	67.69%	32.31%	—	100.00%
Limited Partnerships	7.81%	—	92.19%	100.00%
Preferred Stock	28.20%	71.80%	—	100.00%

As a result of utilizing international fair value pricing at Feb. 28, 2018, the majority of the Fund’s common stock was categorized as Level 2.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended Feb. 28, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value (NAV) is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Dec. 1, 2017.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they are not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 investments since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

(continues)     NQ-DEX [2/18] 4/18 (462679) 17

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: